Convertible Bond and Detachable Warrants	12 Months Ended
Dec. 31, 2025
Convertible Bond and Detachable Warrants [Abstract]
CONVERTIBLE BOND AND DETACHABLE WARRANTS

17. CONVERTIBLE BOND AND DETACHABLE WARRANTS

The following paragraphs are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 and November 29, 2023.

On January 26, 2022, the Company entered into and closed a private placement pursuant to a securities purchase agreement (the “Securities Purchase Agreement”) with JAK Opportunities LLC (the “Purchaser”) for the offering of a US$3,000 principal amount 8% senior convertible bond (the “Bond”), warrant (the “Series A Warrant”) to purchase Class A ordinary shares of the Company at an exercise price of US$972 per ordinary share, warrant (the “Series B Warrant”) to purchase Class A ordinary shares at an exercise price of US$240 per ordinary share, and warrant (the “Series C Warrant”, together with the Series A Warrant and the Series B Warrant, the “JAK Warrants”) to purchase Class A ordinary shares at an exercise price of US$972 per ordinary Share. The net proceeds to the Company from the offering were approximately US$2,635.

The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022. The Company may also elect to pay accrued interest in Class A ordinary shares, at a rate of 12.0% per annum, assuming a conversion rate equal to the lesser of (a) the conversion price then in effect or (b) the average of the volume weighted average price of Class A ordinary shares for the five consecutive trading days ending on the applicable interest payment date. The Bond is convertible at the option of the purchaser into Class A ordinary shares equal to 125% of the principal amount of the Bond at an initial conversion price equal to the lesser of (i) US$240, subject to certain adjustments, and (ii) 100% of the lowest daily volume weighted average price of Class A ordinary shares during the ten consecutive trading days prior to the conversion date.

On March 1, 2022, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to set a floor price of US$72.00 per Ordinary Share for the conversion price of the Bond and exercise price of the Warrants.

On August 29, 2022, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to change the floor price to US$54.00 per Ordinary Share from US$72.00 per Ordinary Share as amended on March 1, 2022 for the conversion price of the Bond and exercise price of the Warrants.

On October 25, 2022, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to change the floor price to US$27.60 per Ordinary Share from US$54.00 per Ordinary Share as amended on August 29, 2022 for the conversion price of the Bond and exercise price of the Warrants.

On January 24, 2023, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to change the floor price to US$15.60 per Ordinary Share from US$27.60 per Ordinary Share as amended on October 25, 2022 for the conversion price of the Bond and exercise price of the Warrants.

On June 7, 2023, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Bond, and JAK Warrants to change the floor price to US$8.40 per Ordinary Share from US$15.60 per Ordinary Share as amended on January 24, 2023 for the conversion price of the Bond, while the exercise price of the Warrants shall remain at US$15.60 per Ordinary share. In addition, the Termination Date for purposes of the Series B Warrant shall be amended and restated to December 31, 2023.

On January 30, 2024, the Company and the Purchaser entered amendment agreement to the Warrants to amend and restate the Termination Date for purposes of the Series B Warrant to December 31, 2024 for the Ordinary Shares issuable upon exercise of the Series B Warrant that are registered under the registration statement on Form F-3 of Ucommune International Ltd (File No. 333-257664) (the “F-3 Registration Statement”), and to 12 months following the effectiveness of a registration statement to be filed under the Securities Act registering the remaining unregistered Ordinary Shares issuable upon exercise of the Series B Warrant for such remaining Ordinary Shares. With respect to the Ordinary Shares issuable upon exercise of each of the Warrants that are registered under the F-3 Registration Statement, the Floor Price shall be amended and restated to US$3.37 per Ordinary Share.

From October 2022 to July 2023, the Company issued 234,121 Class A ordinary shares in exchange for conversion of US$2,275 of principle balance on a convertible bond and US$387 of accrued interest (Approximately RMB18,892 in total).

On March 12, 2024, the Purchaser exercised 20,000 Series B Warrant at an exercise price of US$3.37 per Ordinary Share to purchase 25,000 Class A ordinary shares, for an aggregate cash consideration of US$61 (RMB430).

As of December 31, 2025, there are outstanding JAK Warrants to purchase an aggregate of 3,894,660 Class A ordinary shares.

No fractional shares will be issued upon exercise of the new warrant. No new warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the new warrants and a current prospectus relating to such shares of common stock.

The JAK Warrants are classified as a liability. The Company uses the binomial lattice model to value JAK Warrants and the fair value allocated to the JAK Warrants at the date of issuance was RMB11,020. The warrants liability will be re-measured at each reporting period until the warrants are exercised or expire and any changes will be recognized in the consolidated statement of operations. The fair value change gain of the warrant liability was RMB9,099, RMB4,949 and RMB463 for the year ended December 31, 2023, 2024 and 2025, respectively.

Subsequently on February 10, 2026, the Group signed a supplemental agreement with the Purchaser to exchange the JAK Warrants into the Company’s Series A convertible preferred shares without redemption right as those discussed in Note 15.